Condensed financial information of Plastec Technologies, Ltd. (Details) (HKD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Assets
Cash and cash equivalents	528,527	348,901	309,862	199,818	219,757
Total current assets	953,314	753,517	700,099	631,588
Total assets	1,271,156	1,154,821	1,179,142	1,193,729
Liabilities and shareholders' equity
Tax payable	58,736	41,389	25,225	72,936
Total current liabilities	309,595	301,207	389,268	467,178
Shareholders' equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 14,352,903, 14,292,228, 12,938,128 and 12,938,128 shares issued and outstanding as of April 30, 2012 and December 31, 2012, 2013 and 2014, respectively)	101	101	112	112
Retained earnings/(Accumulated losses)	896,703	759,157	678,277	618,454
Total shareholders' equity	932,990	803,614	778,245	712,047	746,260
Parent [Member]
Assets
Cash and cash equivalents	163,336	31,048	23,787	28,980	54,770
Amounts due from subsidiaries	287,836	100,056	0	0
Prepaid expenses	1,076	0	0	574
Dividend receivable	70,000	0	0	0
Total current assets	522,248	131,104	23,787	29,554
Investment in subsidiaries	1	1	1	1
Total assets	522,249	131,105	23,788	29,555
Liabilities and shareholders' equity
Account payable and accrued liabilities	416	609	369	369
Due to fellow subsidiaries	0	0	62,012	66,017
Tax payable	2,897	1,378	0	0
Total current liabilities	3,313	1,987	62,381	66,386
NET CURRENT ASSETS/(LIABILITIES)	518,936	129,118	(38,593)	(36,831)
TOTAL ASSETS AND LIABILITIES	518,936	129,118	(38,593)	(36,831)
Shareholders' equity
Ordinary shares (US$0.001 par value; 100,000,000 authorized, 14,352,903, 14,292,228, 12,938,128 and 12,938,128 shares issued and outstanding as of April 30, 2012 and December 31, 2012, 2013 and 2014, respectively)	101	101	112	112
Retained earnings/(Accumulated losses)	518,835	129,017	(38,705)	(36,943)
Total shareholders' equity	518,936	129,118	(38,593)	(36,831)